Note 2 - Assets Held For Sale	12 Months Ended
Mar. 31, 2021
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

2. Assets Held For Sale

As of March 31, 2021, the Company has certain non-operating units in the Midwest and equipment in the Northwest that have met the criteria to be classified as held for sale, which requires the Company to present the related assets and liabilities as separate line items in our Condensed Consolidated Balance Sheet. The Company recorded a charge of $0.6 million in fiscal 2021 in order to properly reflect the carrying value of the assets held for sale as equal to the lower of carrying value or fair value less costs to sell. The following table presents information related to the major classes of assets and liabilities that were held for sale in our Condensed Consolidated Balance sheets (in thousands):

March 31, 2021

Property, Plant and Equipment (net)	$8,656
Current Assets Held For Sale	$8,656